SPARTAN(REGISTERED TRADEMARK)

MONEY MARKET
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1998
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3    Ned Johnson on investing strategies.

PERFORMANCE           4    How the fund has done over time.

FUND TALK             6    The manager's review of fund
                           performance, strategy and outlook.

INVESTMENT CHANGES    8    A summary of major shifts in the fund's
                           investments over the past six months.

INVESTMENTS           9    A complete list of the fund's investments.

FINANCIAL STATEMENTS  21   Statements of assets and liabilities,
                           operations, and changes in net assets,
                           as well as financial highlights.

NOTES                 25   Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998          PAST 6  PAST 1  PAST 5  LIFE OF
                                        MONTHS  YEAR    YEARS   FUND

SPARTAN MONEY MARKET                    2.65%   5.38%   28.21%  71.74%

All Taxable Money Market Funds Average  2.53%   5.13%   26.45%  n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 23, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all-taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 889 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998               PAST 1  PAST 5  LIFE OF
                                             YEAR    YEARS   FUND

SPARTAN MONEY MARKET                         5.38%   5.10%   5.69%

All Taxable Money Market Funds Average       5.13%   4.81%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           11/3/98   7/28/98  4/28/98  2/3/98   10/28/97

Spartan Money Market Fund  5.02%     5.25%    5.23%    5.34%    5.30%

All Taxable Money Market   4.72%     5.01%    5.00%    5.08%    5.03%
Funds Average

                           10/28/98  7/29/98  4/29/98  1/28/98  10/29/97

MMDA                       2.45%     2.54%    2.52%    2.55%    2.65%


Row: 1, Col: 1, Value: 5.02
Row: 1, Col: 2, Value: 4.72
Row: 1, Col: 3, Value: 2.45
Row: 2, Col: 1, Value: 5.25
Row: 2, Col: 2, Value: 5.01
Row: 2, Col: 3, Value: 2.54
Row: 3, Col: 1, Value: 5.23
Row: 3, Col: 2, Value: 5.0
Row: 3, Col: 3, Value: 2.52
Row: 4, Col: 1, Value: 5.34
Row: 4, Col: 2, Value: 5.08
Row: 4, Col: 3, Value: 2.55
Row: 5, Col: 1, Value: 5.3
Row: 5, Col: 2, Value: 5.03
Row: 5, Col: 3, Value: 2.64
Spartan Money
Market Fund
All Taxable Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).
COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.
(checkmark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Todd, Portfolio Manager of Spartan Money Market
Fund
Q. JOHN, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX-MONTH PERIOD THAT ENDED OCTOBER 31, 1998?
A. Despite continued strong domestic consumption, real GDP - gross domestic product adjusted for inflation - slowed to a 1.8% annual rate in the second quarter of 1998 from 5.5% in the first. This slowdown reflected, in part, the effects of the Asian economic crisis and its influence on trade and inventories. Expectations of a slowdown in domestic growth resulted in a downward revision to corporate profit projections. This factor, combined with Russia's mid-August currency devaluations and default on its short-term debt, sparked declines in stock market indexes that had reached record highs earlier in the third quarter, and caused the yield differential between U.S. Treasuries and all other debt obligations to widen considerably. In addition, falling commodity prices hurt Canada - one of the main trading partners of the U.S. - forcing that country's central bank to raise interest rates to keep its currency from continuing to drop in value. We saw similar currency drops and interest-rate hikes in Latin America, where the U.S. also trades a great deal. Fears arose that this "Asian contagion" would start to erode U.S. economic growth and lead to further problems in both the economy and the capital markets, which were rocked by the well-publicized problems encountered by several highly leveraged hedge funds.
Q. HOW DID THIS BACKDROP AFFECT MONETARY POLICY?
A. Up until mid-July, it was commonly believed that the Federal Reserve Board might raise the rate banks charge each other for overnight loans - the fed funds rate - to slow economic growth and head off inflation. The Fed maintained a bias toward raising rates until its September meeting, when it cut the fed funds rate by 0.25 percentage points to 5.25%. Explaining that it was trying to head off slower growth in the future, the Fed's cut came amid further deterioration in the financial markets generally and growing problems with liquidity in the fixed-income markets specifically. Three weeks later on October 15, the Fed - acting out of character by making an announcement between meetings of its Open Market Committee - cut short-term interest rates an additional one-quarter percentage point to 5.00%, where the Fed funds rate stood at the end of the period. This move came in response to a continued deterioration in the fixed-income markets, and was an attempt on the Fed's part to try to avoid a "credit crunch" - where lenders hold back from lending to even the most creditworthy borrowers.
Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND?
A. Throughout the period, I kept the fund's average maturity longer than the average of its peers. In the beginning of the period, the best opportunities were found on either end of the maturity spectrum, so I pursued a barbell strategy - focusing on investments with very short maturities on the one hand and one-year securities on the other. When the economic outlook started to deteriorate and the outlook called for declining interest rates, I looked for opportunities to maintain the fund's maturity, shifting investments from the one-year securities to those in the three- to six-month range. Those maturities offered the most attractive rates and were also appealing from a credit standpoint, given the growing uncertainty in the market about different issuers' exposure to hedge fund-related problems.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on October 31, 1998, was 5.04%, compared to 5.23% six months ago. For the six months that ended October 31, 1998, the fund had a total return of 2.65%, compared to 2.53% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. It appears that the Fed will probably lower interest rates at least one more time before the end of the year, and then stand back to watch what develops. While we've seen some improvements in the financial markets since the Fed's latest rate decrease, things were not back to normal at the end of October. While we probably will see the Fed drop rates again, I think it is concerned about being too aggressive with interest-rate cuts, especially when interest-rate-sensitive sectors in the economy, such as housing and capital goods like automobiles, are doing reasonably well. In the end, the Fed wants to make sure that it has provided enough liquidity to the system and lowered rates enough so that major financial dislocations are avoided - especially going into the end of the calendar year, which tends to be a period of volatility - without over-stimulating the economy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: SEEKS HIGH CURRENT INCOME
WITH SHARE PRICE STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM MONEY MARKET
SECURITIES OF ALL TYPES
FUND NUMBER: 454
TRADING SYMBOL: SPRXX
START DATE: JANUARY 23, 1989
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $9.7 BILLION
MANAGER: JOHN TODD, SINCE
1989; MANAGER, SEVERAL
FIDELITY TAXABLE MONEY MARKET
FUNDS; JOINED FIDELITY IN 1981
(CHECKMARK)


INVESTMENT CHANGES




MATURITY DIVERSIFICATION

DAYS                      % OF FUND'S   % OF FUND'S   % OF FUND'S
                          INVESTMENTS   INVESTMENTS   INVESTMENTS
                          10/31/98      4/30/98       10/31/97

  0 - 30                   28            45            45

 31 - 90                   33            26            26

 91 - 180                  33            20            20

181 - 397                  6             9             9

WEIGHTED AVERAGE MATURITY

                           10/31/98  4/30/98  10/31/97

Spartan Money Market Fund  73 DAYS   73 Days  75 Days

All Taxable Money Market   58 DAYS   58 Days  55 Days
Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 36.0
Row: 1, Col: 4, Value: 64.0
Bank CDs, BAs,
TDs, and notes 64%
Commercial paper 35%
Government
securities 1%
Other  0%

Bank CDs, BAs,
TDs, and notes 64%
Commercial paper 36%
Government
securities 0%
Other  0%

Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 35.0
Row: 1, Col: 4, Value: 63.5
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 44.5%

DUE                                        ANNUALIZED YIELD AT   PRINCIPAL AMOUNT            VALUE (NOTE 1)
DATE                                       TIME OF PURCHASE      (000S)                      (000S)

DOMESTIC CERTIFICATES OF DEPOSIT - 4.3%

Bank of America National Trust & Savings Association

 3/24/99                                   5.34%                $ 55,000                    $ 55,000

Chase Manhattan Bank

 3/22/99                                   4.95                  100,000                      100,000

Chase Manhattan Bank (USA)

 2/22/99                                   5.00                  10,000                       10,000

CoreStates Bank NA, Philadelphia

 11/9/98                                   5.38 (b)              5,000                        5,000

First Union National Bank of North Carolina

 3/9/99                                    5.42                  70,000                       70,000

 4/12/99                                   5.44                  45,000                       45,000

Morgan Guaranty Trust Co., NY

 12/8/98                                   5.29                  30,000                       30,000

 12/9/98                                   5.29                  25,000                       25,000

 12/14/98                                  5.29                  75,000                       75,000

 3/22/99                                   4.95                  11,000                       11,000

                                                                                                               426,000

LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 1.0%

NationsBank NA

 2/16/99                                   5.60                  40,000                       40,000

 3/2/99                                    5.50                  55,000                       55,000

                                                                                                               95,000

LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 16.3%

Abbey National Treasury Services PLC

 12/3/98                                   5.50                  25,000                       25,000

 12/10/98                                  5.50                  90,000                       90,001

 12/23/98                                  5.62                  75,000                       75,000

 12/28/98                                  5.43                  60,000                       60,000

 12/29/98                                  5.62                  50,000                       50,000

 3/15/99                                   5.15                  135,000                      135,000

ABN-AMRO Bank NV

 12/22/98                                  5.12                  35,000                       35,000

Bank of Scotland Treasury Services

 11/9/98                                   5.58                  45,000                       45,000

 11/30/98                                  5.35                  15,000                       15,000

 12/29/98                                  5.62                  30,000                       30,000

 2/22/99                                   5.03                  20,000                       20,001

CERTIFICATES OF DEPOSIT - CONTINUED

DUE                                        ANNUALIZED YIELD AT   PRINCIPAL AMOUNT             VALUE (NOTE 1)
DATE                                       TIME OF PURCHASE      (000S)                       (000S)

LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED

Barclays Bank PLC

 12/14/98                                  5.28%                $ 35,000                    $ 35,000

 12/17/98                                  5.60                  50,000                       50,000

 12/29/98                                  5.64                  100,000                      100,000

Bayerische Hypo-und Vereinsbank AG

 12/18/98                                  5.26                  18,000                       18,000

Commerzbank AG

 12/2/98                                   5.22                  28,000                       28,006

 12/31/98                                  5.13                  50,000                       50,000

Dresdner Bank AG

 12/22/98                                  5.62                  50,000                       50,001

Halifax PLC

 11/12/98                                  5.33                  75,000                       75,000

 11/30/98                                  5.24                  50,000                       50,000

 12/1/98                                   5.19                  65,000                       65,000

 12/11/98                                  5.41                  81,000                       81,005

 2/16/99                                   5.60                  50,000                       50,004

RaboBank Nederland Coop. Central

 11/9/98                                   5.33                  90,000                       90,000

 12/1/98                                   5.18                  50,000                       50,000

Societe Generale, France

 11/2/98                                   5.29                  15,000                       15,000

Svenska Handelsbanken

 12/1/98                                   5.19                  30,000                       30,000

 12/17/98                                  5.41                  35,000                       35,000

 12/29/98                                  5.13                  45,000                       45,000

 2/8/99                                    5.39                  20,000                       20,000

Toronto Dominion Bank

 11/5/98                                   5.28                  85,000                       85,000

Westpac Banking Corp.

 12/14/98                                  5.30                  5,000                        5,000

                                                                                              1,607,018

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 22.9%

ABN-AMRO Bank NV

 6/7/99                                    5.76                  30,000                       29,990

Bank of Montreal, Canada

 11/9/98                                   5.30                  40,000                       40,000

CERTIFICATES OF DEPOSIT - CONTINUED

DUE                                        ANNUALIZED YIELD AT   PRINCIPAL AMOUNT             VALUE (NOTE 1)
DATE                                       TIME OF PURCHASE      (000S)                       (000S)

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED

Bank of Nova Scotia

 3/5/99                                    5.75%                $ 30,000                   $ 29,994

Banque Nationale de Paris

 11/9/98                                   5.35                  20,000                      20,000

 12/11/98                                  5.41                  25,000                      25,002

 12/14/98                                  5.41                  25,000                      25,000

Barclays Bank PLC

 11/12/98                                  5.33                  75,000                      75,000

 3/23/99                                   5.45                  10,000                      10,001

Bayerische Hypo-und Vereinsbank AG

 12/10/98                                  5.47                  60,000                      60,000

 2/26/99                                   5.70                  75,000                      74,988

 3/10/99                                   5.40                  60,000                      60,000

Canadian Imperial Bank of Commerce

 11/4/98                                   5.55                  70,000                      70,000

 12/1/98                                   5.54                  55,000                      55,000

 12/2/98                                   5.26                  38,000                      38,000

 12/21/98                                  5.12                  20,000                      20,000

 3/2/99                                    5.70                  55,000                      54,989

Credit Agricole Indosuez

 2/26/99                                   5.70                  20,000                      19,998

 4/28/99                                   5.81                  60,000                      59,989

 4/30/99                                   5.87                  55,000                      54,984

Credit Communale de Belgique

 11/2/98                                   5.50                  15,000                      15,000

 12/21/98                                  5.62                  25,000                      25,000

 2/3/99                                    5.64                  40,000                      40,000

Deutsche Bank AG

 2/10/99                                   5.60                  25,000                      24,997

 2/11/99                                   5.60                  20,000                      20,000

 3/5/99                                    5.75                  60,000                      59,989

Dresdner Bank AG

 2/16/99                                   5.34                  65,000                      65,000

National Westminster Bank PLC

 12/4/98                                   5.51                  25,000                      25,000

 2/26/99                                   5.70                  60,000                      59,993

 3/2/99                                    5.70                  55,000                      54,991

 6/7/99                                    5.75                  50,000                      49,981

CERTIFICATES OF DEPOSIT - CONTINUED

DUE                                        ANNUALIZED YIELD AT   PRINCIPAL AMOUNT            VALUE (NOTE 1)
DATE                                       TIME OF PURCHASE      (000S)                      (000S)

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED

Norddeutsche Landesbank Girozentrale

 7/26/99                                   5.73%                $ 50,000                   $ 49,981

RaboBank Nederland Coop. Central

 3/2/99                                    5.45                  50,000                      49,999

 5/5/99                                    5.83                  15,000                      14,996

 6/4/99                                    5.75                  40,000                      39,984

Royal Bank of Canada

 2/10/99                                   5.60                  55,000                      54,992

 2/26/99                                   5.70                  20,000                      19,996

 6/11/99                                   5.80                  50,000                      49,980

Royal Bank of Scotland PLC

 2/24/99                                   5.58                  25,000                      25,000

Societe Generale, France

 2/26/99                                   5.53                  10,000                      10,000

Swiss Bank Corp.

 12/16/98                                  5.55                  25,600                      25,608

 3/19/99                                   5.70                  75,000                      74,981

 4/30/99                                   5.87                  55,000                      54,984

 6/3/99                                    5.75                  75,000                      74,971

Toronto Dominion Bank

 2/11/99                                   5.60                  40,000                      40,000

 6/4/99                                    5.75                  50,000                      49,980

 7/26/99                                   5.73                  40,000                      39,983

Westdeutsche Landesbank Girozentrale

 12/21/98                                  5.12                  125,000                     125,000

 2/4/99                                    5.64                  50,000                      50,000

 2/8/99                                    5.61                  30,000                      30,000

 2/8/99                                    5.63                  45,000                      45,000

 2/9/99                                    5.18                  60,000                      60,000

                                                                                             2,248,321

TOTAL CERTIFICATES OF DEPOSIT                                                                4,376,339

COMMERCIAL PAPER - 35.5%



AC Acquisition Holding Co.

 12/14/98                                  5.44                  25,000                      24,840

American Express Credit Corp.

 2/3/99                                    5.45                  25,000                      24,652

 2/18/99                                   5.37                  50,000                      49,205

COMMERCIAL PAPER - CONTINUED

DUE                                        ANNUALIZED YIELD AT   PRINCIPAL AMOUNT           VALUE (NOTE 1)
DATE                                       TIME OF PURCHASE      (000S)                     (000S)

Aspen Funding Corp.

 11/18/98                                  5.60%                $ 45,000                   $ 44,883

 11/23/98                                  5.60                   25,000                     24,916

 2/24/99                                   5.60                   25,000                     24,565

Asset Securitization Coop. Corp.

 11/4/98                                   5.60                   25,000                     24,989

 12/7/98                                   5.59                   40,000                     39,780

 12/8/98                                   5.59                   70,000                     69,604

 12/9/98                                   5.28                   10,000                     9,945

 1/28/99                                   5.31                   44,500                     43,930

AVCO Financial Services, Inc.

 12/9/98                                   5.59                   20,000                     19,884

CIT Group, Inc.

 2/3/99                                    5.50                   25,000                     24,649

 2/17/99                                   5.40                   15,000                     14,762

 3/11/99                                   5.34                   25,000                     24,531

Citibank Credit Card Master Trust I (Dakota Certificate Program)

 12/10/98                                  5.49                   10,000                     9,941

 12/10/98                                  5.51                   25,000                     24,853

 1/21/99                                   5.32                   25,000                     24,705

 2/8/99                                    5.30                   15,000                     14,785

Cregem North America, Inc.

 12/3/98                                   5.51                   50,000                     49,759

Delaware Funding Corp.

 11/17/98                                  5.53                   15,000                     14,963

 12/16/98                                  5.22                   15,000                     14,903

Den Danske Corp., Inc.

 12/29/98                                  5.12                   15,000                     14,877

Deutsche Bank Financial, Inc.

 11/12/98                                  5.59                   50,000                     49,916

 11/13/98                                  5.59                   75,000                     74,862

 11/16/98                                  5.36                   100,000                    99,778

 11/19/98                                  5.17                   11,000                     10,972

du Pont (E.I.) de Nemours & Co.

 11/5/98                                   5.28                   10,000                     9,994

Enterprise Funding Corp.

 12/10/98                                  5.23                   15,000                     14,915

 1/21/99                                   5.30                   5,000                      4,941

 1/22/99                                   5.32                   10,000                     9,880

COMMERCIAL PAPER - CONTINUED

DUE                                        ANNUALIZED YIELD AT   PRINCIPAL AMOUNT          VALUE (NOTE 1)
DATE                                       TIME OF PURCHASE      (000S)                    (000S)

Finova Capital Corp.

 11/2/98                                   5.63%                $ 10,000                       $ 9,998

 11/20/98                                  5.50                  7,000                          6,980

Ford Motor Credit Co.

 12/3/98                                   5.52                  25,000                         24,879

 2/1/99                                    5.61                  25,000                         24,651

General Electric Capital Corp.

 11/12/98                                  5.59                  80,000                         79,865

 12/17/98                                  5.49                  69,000                         68,523

 2/17/99                                   5.60                  45,000                         44,264

 2/22/99                                   5.58                  25,000                         24,574

 2/23/99                                   5.58                  80,000                         78,624

General Electric Capital Services, Inc.

 2/16/99                                   5.46                  50,000                         49,208

 2/18/99                                   5.04                  60,000                         59,101

General Electric Co.

 2/10/99                                   5.11                  30,000                         29,577

General Motors Acceptance Corp.

 11/6/98                                   5.44                  50,000                         49,963

 11/12/98                                  5.62                  35,000                         34,941

 11/18/98                                  5.58                  25,000                         24,935

 1/26/99                                   5.67                  35,000                         34,540

 1/28/99                                   5.13                  80,000                         79,010

 2/9/99                                    5.16                  150,000                        147,879

Generale de Banque SA

 12/10/98                                  5.50                  10,000                         9,941

 2/8/99                                    5.61                  25,000                         24,625

 2/17/99                                   5.61                  40,000                         39,346

 2/24/99                                   5.50                  6,700                          6,585

 3/1/99                                    5.51                  50,000                         49,107

Goldman Sachs Group L.P. (The)

 11/18/98                                  5.39                  30,000                         29,924

 11/23/98                                  5.23                  95,000                         94,698

GTE Corp.

 1/26/99                                   5.39                  11,000                         10,860

Heller Financial, Inc.

 11/18/98                                  5.67                  5,000                          4,987

 12/7/98                                   5.63                  11,000                         10,938

 12/22/98                                  5.65                  10,000                         9,921

COMMERCIAL PAPER - CONTINUED

DUE                                         ANNUALIZED YIELD AT   PRINCIPAL AMOUNT           VALUE (NOTE 1)
DATE                                        TIME OF PURCHASE      (000S)                     (000S)

Heller Financial, Inc. - continued

 12/23/98                                   5.65%                $ 15,000                     $ 14,879

 1/28/99                                    5.83                  7,000                          6,902

Kitty Hawk Funding Corp.

 11/6/98                                    5.52                  27,640                         27,619

 11/6/98                                    5.56                  10,000                         9,992

 11/24/98                                   5.45                  15,000                         14,948

 11/25/98                                   5.27                  5,000                          4,983

 11/30/98                                   5.59                  10,000                         9,956

 1/20/99                                    5.32                  5,000                          4,942

Lehman Brothers Holdings, Inc.

 11/5/98                                    5.60                  25,000                         24,985

MCI WorldCom, Inc.

 11/23/98                                   5.74                  18,000                         17,938

 11/24/98                                   5.71                  25,000                         24,910

 11/30/98                                   5.72                  20,000                         19,909

 1/29/99                                    5.83                  27,000                         26,616

Merrill Lynch & Co., Inc.

 11/18/98                                   5.60                  10,000                         9,974

 11/30/98                                   5.59                  10,000                         9,956

 11/30/98                                   5.65                  20,000                         19,911

Monsanto Co.

 11/4/98                                     5.61                  21,800                         21,790

 2/18/99                                     5.42                  10,600                         10,430

 3/18/99                                     5.39                  25,200                         24,696

Morgan (JP) & Co., Inc.

 11/30/98                                    5.50                  25,000                         24,890

 12/15/98                                    5.55                  20,000                         19,867

Morgan Stanley, Dean Witter & Co.

 11/12/98                                    5.36 (b)              25,000                         25,000

 1/21/99                                     5.22                  80,000                         79,073

National Australia Funding, Inc.

 2/22/99                                     5.35                  30,000                         29,508

 3/10/99                                     5.41                  45,000                         44,150

 3/10/99                                     5.50                  50,000                         49,041

NationsBank Corp.

 11/16/98                                    5.60                  10,000                         9,977

Nationwide Building Society

 11/2/98                                     5.63                  29,000                         28,996

 12/10/98                                    5.42                  15,000                         14,913

COMMERCIAL PAPER - CONTINUED

DUE                                          ANNUALIZED YIELD AT   PRINCIPAL AMOUNT             VALUE (NOTE 1)
DATE                                         TIME OF PURCHASE      (000S)                       (000S)

Norfolk Southern Corp.

 11/23/98                                    5.55%                $ 11,000                       $ 10,963

 11/23/98                                    5.63                  7,438                          7,413

 11/24/98                                    5.62                  15,000                         14,946

 11/25/98                                    5.63                  4,000                          3,985

Preferred Receivables Funding Corp.

 11/2/98                                     5.54                  10,000                         9,998

 11/2/98                                     5.55                  7,598                          7,597

 11/5/98                                     5.46                  25,000                         24,985

 11/10/98                                    5.53                  25,000                         24,966

 12/10/98                                    5.21                  15,250                         15,165

 12/14/98                                    5.21                  17,000                         16,895

 12/22/98                                    5.22                  20,000                         19,853

Salomon Smith Barney

 11/3/98                                     5.60                  15,000                         14,995

 12/3/98                                     5.52                  35,000                         34,830

 1/25/99                                     5.27                  35,000                         34,570

Sears Roebuck Acceptance Corp.

 12/17/98                                    5.19                  15,000                         14,901

 2/25/99                                     5.55                  15,000                         14,739

Societe Generale North America, Inc.

 11/5/98                                     5.29                  50,000                         49,971

 12/23/98                                    5.45                  60,000                         59,534

 2/25/99                                     5.34                  50,000                         49,159

Svenska Handelsbanken, Inc.

 2/23/99                                     5.58                  25,000                         24,570

Textron, Inc.

 11/3/98                                     5.74                  5,000                          4,998

 11/9/98                                     5.70                  12,000                         11,985

 11/13/98                                    5.77                  3,572                          3,565

 12/14/98                                    5.60                  7,000                          6,954

Three Rivers Funding Corp.

 11/16/98                                    5.48                  12,000                         11,973

Transamerica Finance Corp.

 12/14/98                                    5.44                  10,000                         9,936

Triple A One Funding Corp.

 12/2/98                                     5.25                  10,000                         9,955

 12/3/98                                     5.23                  10,000                         9,954

 12/3/98                                     5.25                  28,218                         28,087

COMMERCIAL PAPER - CONTINUED

DUE                                          ANNUALIZED YIELD AT   PRINCIPAL AMOUNT              VALUE (NOTE 1)
DATE                                         TIME OF PURCHASE      (000S)                        (000S)

UBS Finance (Delaware), Inc.

 12/15/98                                    5.29%                $ 130,000                      $ 129,167

 3/1/99                                      5.05                   50,000                         49,174

Unifunding, Inc.

 12/16/98                                    5.65                  15,000                          14,897

 12/30/98                                    5.14                  20,000                          19,833

 3/19/99                                     5.35                  20,000                          19,601

TOTAL COMMERCIAL PAPER                                                                             3,486,488



BANK NOTES - 9.4%



Abbey National Treasury Services PLC

 11/17/98                                     5.54 (a)(b)           45,000                          44,969

First Union National Bank of North Carolina

 11/2/98                                      5.16 (b)              35,000                          34,998

 11/2/98                                      5.17 (b)              73,000                          73,000

 11/4/98                                      5.60                  40,000                          40,000

 1/20/99                                      5.22 (b)              20,000                          20,000

 3/1/99                                       5.50                  85,000                          85,000

 3/15/99                                      5.50                  35,000                          35,000

Fleet National Bank, Providence

 2/4/99                                       5.22 (b)              38,000                          37,981

Key Bank NA

 11/2/98                                      5.13 (b)              20,000                          19,998

 11/23/98                                     5.10 (b)              30,000                          29,984

LaSalle National Bank, Chicago

 11/4/98                                      5.27                  40,000                          40,000

NationsBank NA

 2/22/99                                      5.05                  40,000                          40,000

 2/23/99                                      5.04                  75,000                          75,000

 3/17/99                                      5.30                  65,000                          65,000

 3/22/99                                      4.95                  40,000                          40,000

 4/13/99                                      5.05                  65,000                          65,000

 4/20/99                                      4.90                  40,000                          40,000

PNC Bank NA, Pittsburgh

 11/2/98                                      5.22 (b)              40,000                          39,979

 1/19/99                                      5.23 (b)              50,000                          49,994

 2/3/99                                       5.22 (b)              38,000                          37,994

BANK NOTES - CONTINUED

DUE                                          ANNUALIZED YIELD AT   PRINCIPAL AMOUNT                VALUE (NOTE 1)
DATE                                         TIME OF PURCHASE      (000S)                          (000S)

Westpac Banking Corp.

 5/5/99                                       5.85%                $ 15,000                       $ 14,996

TOTAL BANK NOTES                                                                                    928,893


MASTER NOTES - 2.4%



Goldman Sachs Group L.P. (The)

 12/8/98                                      5.56 (b)(c)             130,000                        130,000

J.P. Morgan Securities, Inc.

 11/6/98                                      5.41 (b)                90,000                         90,000

SunTrust Banks, Inc.

 11/2/98                                      5.19 (b)                15,000                         15,000

TOTAL MASTER NOTES                                                                                   235,000
MEDIUM-TERM NOTES - 2.3%



General Electric Capital Corp.

 12/9/98                                      5.54 (b)                15,000                         15,000

Merrill Lynch & Co., Inc.

 12/4/98                                      5.53 (b)                30,000                         29,997

Morgan Guaranty Trust Co., NY

 11/30/98                                     5.17 (b)                50,000                         49,978

Morgan Stanley, Dean Witter, Discover & Co.

 11/2/98                                      5.26 (b)                45,000                         45,000

Norwest Corp.

 1/22/99                                      5.21 (b)                50,000                         50,000

Premier Auto Trust

 6/8/99                                       5.41                    37,044                         37,039

TOTAL MEDIUM-TERM NOTES                                                                              227,014

SHORT-TERM NOTES - 5.1%



Capital One Funding Corp. (1994-E)

 11/6/98                                     5.12 (b)                 7,234                        7,234

Capital One Funding Corp. (1995-D)

 11/6/98                                     5.12 (b)                 7,320                        7,320

Capital One Funding Corp. (1995-E)

 11/6/98                                     5.12 (b)                 5,686                        5,686

SHORT-TERM NOTES - CONTINUED

DUE                                         ANNUALIZED YIELD AT       PRINCIPAL AMOUNT             VALUE (NOTE 1)
DATE                                        TIME OF PURCHASE          (000S)                       (000S)

Capital One Funding Corp. (1996-H)

 11/6/98                                     5.14% (b)              $ 7,310                      $ 7,310

Capital One Funding Corp. (1996-I)

 11/6/98                                     5.12 (b)                 10,002                       10,002

Capital One Funding Corp. (1997-F)

 11/6/98                                     5.12 (b)                 5,000                        5,000

Capital One Funding Corp. (1997-G)

 11/6/98                                     5.12 (b)                 3,791                        3,791

Commonwealth Life Insurance Co.

 11/2/98                                     5.51 (b)(c)              35,000                       35,000

New York Life Insurance Co.

 11/6/98                                     5.29 (b)                 40,000                       40,000

 11/6/98                                     5.64 (b)                 25,000                       25,000

Pacific Life Insurance Co.

 12/9/98                                     5.63 (a)(b)              35,000                       35,000

Peoples Security Life Insurance Co.

 11/2/98                                     5.48 (b)(c)              29,000                       29,000

SMM Trust (1997-P)

 11/16/98                                    5.41 (a)(b)              18,000                       18,000

SMM Trust (1997-X)

 11/12/98                                    5.41 (a)(b)              51,000                       51,000

SMM Trust (1998-I)

 11/30/98                                    5.22 (a)(b)              20,000                       20,000

Strategic Money Market Trust (1997-A)

 12/16/98                                    5.50 (a)(b)              100,000                      100,000

Strategic Money Market Trust (1998-B)

 11/5/98                                     5.38 (a)(b)              67,000                       67,000

Transamerica Life Insurance & Annuity Co.

 11/6/98                                     5.52 (b)                 30,000                       30,000

TOTAL SHORT-TERM NOTES                                                                             496,343


TIME DEPOSITS - 0.8%



Bayerische Hypo-und Vereinsbank AG

 11/2/98                                     5.75                     5,000                        5,000

Deutsche Bank AG

 11/2/98                                     5.69                     75,000                       75,000

TOTAL TIME DEPOSITS                                                                                80,000


REPURCHASE AGREEMENTS - 0.0%

                                                               MATURITY                           VALUE (NOTE 1)
                                                               AMOUNT (000S)                      (000S)

In a joint trading account (U.S. Treasury Obligations) dated   $ 622                            $ 622
10/30/98 due 11/2/98 At 5.64%

TOTAL INVESTMENTS - 100%                                                                        $ 9,830,699


Total Cost for Income Tax Purposes $ 9,830,699
LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $335,969,000 or 3.4% of net assets.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
SECURITY             ACQUISTION   ACQUISITION
                     DATE         COST
                                  (000S)

Commonwealth Life    7/1/98       $ 35,000
Insurance Co.
5.51% 11/2/98

Goldman Sachs        3/10/98      $ 130,000
Group L.P. (The)
5.56% 12/8/98

Peoples Security     7/31/98 -    $ 29,000
Life Insurance Co.   9/17/98
5.48% 11/2/98

INCOME TAX INFORMATION
At April 30, 1998, the fund had a capital loss carryforward of approximately $2,626,000 of which $95,000, $1,893,000, $476,000 and
$162,000 will expire on April 30, 2001, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                         OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                                 $ 9,830,699
AGREEMENTS OF $622) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                                           48,568

INTEREST RECEIVABLE                                                                       70,980

OTHER RECEIVABLES                                                                         6

 TOTAL ASSETS                                                                             9,950,253

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                             $ 135,975

PAYABLE FOR FUND SHARES REDEEMED                                               56,689

DISTRIBUTIONS PAYABLE                                                          2,761

ACCRUED MANAGEMENT FEE                                                         3,721

OTHER PAYABLES AND ACCRUED EXPENSES                                            133

 TOTAL LIABILITIES                                                                        199,279

NET ASSETS                                                                               $ 9,750,974

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                          $ 9,753,584

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                       (2,610)

NET ASSETS, FOR 9,753,073 SHARES OUTSTANDING                                             $ 9,750,974

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                      $1.00
PER SHARE ($9,750,974 (DIVIDED BY) 9,753,073 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INTEREST INCOME                                                                $ 260,663

EXPENSES

MANAGEMENT FEE                                                       $ 20,771

NON-INTERESTED TRUSTEES' COMPENSATION                                 18

 TOTAL EXPENSES BEFORE REDUCTIONS                                     20,789

 EXPENSE REDUCTIONS                                                   (185)     20,604

NET INTEREST INCOME                                                             240,059

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                         16

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $ 240,075



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED   YEAR ENDED
                                                          OCTOBER 31, 1998   APRIL 30,
                                                          (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 240,059          $ 474,623
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  16                 115

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           240,075            474,738
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (240,059)          (474,623)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   5,413,461          14,018,870
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    229,770            462,349

 COST OF SHARES REDEEMED                                   (4,755,328)        (14,917,925)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           887,903            (436,706)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  887,919            (436,591)

NET ASSETS

 BEGINNING OF PERIOD                                       8,863,055          9,299,646

 END OF PERIOD                                            $ 9,750,974        $ 8,863,055




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED            YEARS ENDED APRIL 30,
                              OCTOBER 31, 1998

                              (UNAUDITED)        1998     1997     1996     1995     1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .026               .053     .051     .054     .049     .031
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.026)             (.053)   (.051)   (.054)   (.049)   (.031)
 INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN B, C              2.65%              5.43%    5.21%    5.57%    4.97%    3.14%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 9,751            $ 8,863  $ 9,300  $ 8,451  $ 7,635  $ 6,453
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .45% A             .45%     .45%     .45%     .44% D   .31% D
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .45% A             .45%     .45%     .42%E    .44%     .31%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          5.20% A            5.31%    5.09%    5.45%    4.89%    3.12%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan. DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $194,000,000 or 2.0% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $79,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into an arrangement on behalf of the fund with the fund's transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $185,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
SPM-SANN-1298  66957
1.538241.101
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)


U.S. GOVERNMENT
MONEY MARKET
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1998

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3    Ned Johnson on investing strategies.

PERFORMANCE           4    How the fund has done over time.

FUND TALK             6    The manager's review of fund
                           performance, strategy and outlook.

INVESTMENT CHANGES    8    A summary of major shifts in the fund's
                           investments over the past six months
                           and one year.

INVESTMENTS           9    A complete list of the fund's investments.

FINANCIAL STATEMENTS  13   Statements of assets and liabilities,
                           operations, and changes in net assets,
                           as well as financial highlights.

NOTES                 17   Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 6  PAST 1  PAST 5  LIFE OF
                                       MONTHS  YEAR    YEARS   FUND

SPARTAN US GOVERNMENT MONEY MARKET     2.61%   5.31%   27.57%  54.63%

Government Money Market Funds Average  2.50%   5.07%   26.15%  n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 5, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average which reflects the performance of government money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 427 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998              PAST 1  PAST 5  LIFE OF
                                            YEAR    YEARS   FUND

SPARTAN US GOVERNMENT MONEY MARKET          5.31%   4.99%   5.11%

Government Money Market Funds Average       5.07%   4.76%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                          11/3/98   7/28/98  4/28/98  2/3/98   10/28/97

Spartan U.S. Government   4.91%     5.16%    5.15%    5.26%    5.25%
Money Market Fund

Government Money Market   4.49%     4.84%    4.82%    4.89%    4.85%
Funds Average

                          10/28/98  7/29/98  4/29/98  1/28/98  10/29/97

MMDA                      2.45%     2.54%    2.52%    2.55%    2.65%


Row: 1, Col: 1, Value: 4.91
Row: 1, Col: 2, Value: 4.49
Row: 1, Col: 3, Value: 2.45
Row: 2, Col: 1, Value: 5.16
Row: 2, Col: 2, Value: 4.84
Row: 2, Col: 3, Value: 2.54
Row: 3, Col: 1, Value: 5.15
Row: 3, Col: 2, Value: 4.82
Row: 3, Col: 3, Value: 2.52
Row: 4, Col: 1, Value: 5.26
Row: 4, Col: 2, Value: 4.89
Row: 4, Col: 3, Value: 2.55
Row: 5, Col: 1, Value: 5.25
Row: 5, Col: 2, Value: 4.85
Row: 5, Col: 3, Value: 2.65
Spartan U.S.
Government Money
Market Fund
Government Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).
COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.
(checkmark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund
Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE AT THE START OF THE SIX-MONTH PERIOD THAT ENDED OCTOBER 31, 1998?
A. At the beginning of the period, the Federal Reserve Board was biased toward raising short-term interest rates in order to slow economic growth and head off inflation. Real GDP - gross domestic product adjusted for inflation - grew at an annual rate of 3.5% in the four quarters that ended June 30, 1998, well above the non-inflationary trend rate of 2% to 2.5% - the rate above which inflation is expected to occur. An above-trend growth rate coupled with a tight labor market - which usually leads to increased wage costs that are passed on to the consumer in the form of price increases - led the Fed to be concerned about rising inflation. However, falling commodity prices and slowdowns in the manufacturing and export sectors due to the economic crises in Asia helped subdue inflation.
Q. BUT MORE RECENTLY, THE MARKETS HAVE BEEN IN TURMOIL . . .
A. Yes, that's right. The events that triggered volatility in the global markets over the past three months were Russia's default on some of its debt and its concurrent devaluation of the ruble in mid-August. Concern about economies in other emerging markets and the worldwide banking system evolved from those events, and fears about the impact of the collapse of a large hedge fund further rocked the markets in late September. Investors around the world quickly reacted by liquidating investments that seemed to carry risk, re-allocating them to U.S. Treasury securities in a flight to quality. Yields on Treasuries fell sharply, and yield spreads between U.S. Treasuries and government agency securities widened because the latter didn't participate fully in this rally. Into the fray stepped the Fed, lowering key short-term interest rates at its September meeting, and in a surprise move, again on October 15.
Q. WHAT WAS THE RATIONALE THAT CAUSED THE FED TO SHIFT FROM A BIAS TOWARD RAISING RATES TO LOWERING THEM TWO TIMES?
A. At its September meeting, the Fed cited the need to cushion domestic growth against the effects of weakness abroad, and added that domestic financial conditions were not as accommodating for sustained growth in the economy. The Fed's October reduction - which, for the first time in many years, was announced between meetings of its Open Market Committee - appeared to be in response to fears that a "credit crunch" - where lenders hold back from both worthy and unworthy borrowers - might develop after this string of events. Since the Fed's second move, it seems as if stability is returning to world markets.
Q. WHAT STRATEGY DID YOU PURSUE DURING THE PERIOD?
A. The fund's average maturity ranged from 50 to 65 days and generally was longer than the average of its peers. A longer average maturity generally is an indication that I expect falling interest rates. That wasn't necessarily the case for the whole period. Earlier on, with a neutral outlook toward the direction of interest rates, I invested predominantly in the one- to three-month maturity range, but I periodically extended into longer-maturity securities when they offered the best value. Recently, I've been able to find attractively priced agency securities in the three- to four-month sector of the money market yield curve because their supply has increased markedly. Of course, now that we've entered a period of interest-rate decreases, I've looked for opportunities to extend the average maturity and lock in attractive rates because it appeared they'd fall again.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on October 31, 1998, was 4.91%, compared to 5.16% six months ago. For the six months that ended October 31, 1998, the fund had a total return of 2.61%, compared to 2.50% for the U.S. Government money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK AS 1998 WINDS DOWN AND WE HEAD INTO 1999?
A. There is a great deal of uncertainty in the financial markets. The Fed's approach - and its effects on the markets - will depend on two main factors: U.S. economic activity and the behavior of world financial markets. Normally, we would only look to the former when trying to discern Fed policy; historically, the U.S. economy has been its primary focus. With respect to the U.S. economy, market indicators have shown increasing signs of a slowdown, inflation has remained benign, and unemployment has risen slightly. All of these variables support the idea of further reduction in interest rates by the Fed. More recently, the risk of systemic problems in worldwide financial markets has exerted considerable influence on Fed policy. Those risks, if anything, would be lessened by further reductions in rates. Looking ahead, I believe the Fed is poised to respond to a faltering economy or renewed uncertainty in the financial markets. As I said, I think the odds are that rates could move lower over the next six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: HIGH CURRENT INCOME,
PRESERVATION OF CAPITAL
FUND NUMBER: 458
TRADING SYMBOL: SPAXX
START DATE: FEBRUARY 5, 1990
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $884 MILLION
MANAGER: ROBERT LITTERST,
SINCE 1997; MANAGER, SEVERAL
FIDELITY AND SPARTAN TAXABLE
MONEY MARKET FUNDS; JOINED
FIDELITY IN 1991
(CHECKMARK)


INVESTMENT CHANGES




MATURITY DIVERSIFICATION

DAYS                      % OF FUND'S   % OF FUND'S   % OF FUND'S
                          INVESTMENTS   INVESTMENTS   INVESTMENTS
                          10/31/98      4/30/98       10/31/97

  0 - 30                   56            63            60

 31 - 90                   16            16            9

 91 - 180                  19            10            19

181 - 397                  9             11            12

WEIGHTED AVERAGE MATURITY

                           10/31/98  4/30/98  10/31/97

Spartan U.S. Government    62 DAYS   61 Days  69 Days
Money Market Fund

Government Money Market    54 DAYS   54 Days  50 Days
Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
Row: 1, Col: 1, Value: 33.0
Row: 1, Col: 2, Value: 67.0
Row: 1, Col: 1, Value: 32.0
Row: 1, Col: 2, Value: 68.0
Federal agency
issues 67%
Repurchase
agreements 33%
Federal agency
issues 68%
Repurchase
agreements 32%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



FEDERAL AGENCIES - 67.3%

DUE                                                      ANNUALIZED YIELD AT   PRINCIPAL                   VALUE
DATE                                                     TIME OF PURCHASE      AMOUNT                      (NOTE 1)

FANNIE MAE - 30.4%

Agency Coupons - 20.5%

 11/2/98                                                  5.22% (a)            $ 13,000,000                $ 12,998,758

 11/3/98                                                  4.67 (a)              8,000,000                   7,998,049

 11/5/98                                                  5.16 (a)              20,000,000                  19,990,978

 11/14/98                                                 5.48 (a)              8,000,000                   7,996,450

 11/17/98                                                 5.20 (a)              16,000,000                  15,996,284

 11/20/98                                                 5.73                  8,000,000                   7,999,400

 11/28/98                                                 5.01 (a)              12,000,000                  11,992,571

 11/28/98                                                 5.46 (a)              25,000,000                  24,987,406

 12/15/98                                                 5.26 (a)              8,000,000                   7,995,621

 2/1/99                                                   4.99 (a)              12,000,000                  11,993,002

 2/12/99                                                  5.43                  8,000,000                   7,996,310

 2/19/99                                                  5.43                  5,000,000                   4,997,783

 2/23/99                                                  5.45                  4,000,000                   3,998,617

 2/23/99                                                  5.47                  4,000,000                   3,998,362

 2/26/99                                                  5.56                  9,000,000                   8,992,730

 3/16/99                                                  5.52                  8,000,000                   7,996,597

 3/26/99                                                  5.55                  12,000,000                  11,995,233

 4/15/99                                                  5.54                  5,000,000                   4,995,325

                                                                                                            184,919,476

Discount Notes - 9.9%

 1/15/99                                                  5.53                  21,003,000                  20,767,591

 2/22/99                                                  5.30                  7,000,000                   6,886,184

 3/15/99                                                  5.31                  8,000,000                   7,846,049

 4/23/99                                                  4.71                  15,000,000                  14,668,417

 6/4/99                                                   5.33                  6,000,000                   5,816,175

 6/30/99                                                  4.84                  16,000,000                  15,499,791

 8/9/99                                                   5.35                  8,000,000                   7,681,533

 8/20/99                                                  5.34                  10,000,000                  9,587,956

                                                                                                            88,753,696

                                                                                                            273,673,172

FEDERAL FARM CREDIT BANK - 0.9%

Agency Coupons - 0.9%

 11/10/98                                                 5.23 (a)              8,000,000                   7,998,701

FEDERAL HOME LOAN BANK - 16.5%

Agency Coupons - 11.7%

 11/2/98                                                  5.06 (a)              9,000,000                   8,999,513

 11/2/98                                                  5.22 (a)              13,000,000                  12,998,758

FEDERAL AGENCIES - CONTINUED

DUE                                                      ANNUALIZED YIELD AT   PRINCIPAL                   VALUE
DATE                                                     TIME OF PURCHASE      AMOUNT                      (NOTE 1)

FEDERAL HOME LOAN BANK - CONTINUED

Agency Coupons - continued

 11/3/98                                                  4.61% (a)            $ 8,000,000                 $ 7,996,327

 11/3/98                                                  5.46 (a)              8,000,000                   7,996,658

 11/4/98                                                  4.85 (a)              16,000,000                  15,996,000

 11/8/98                                                  5.23 (a)              3,000,000                   2,998,158

 11/27/98                                                 5.46 (a)              5,000,000                   4,997,646

 12/17/98                                                 5.81                  9,000,000                   8,999,365

 3/11/99                                                  5.45                  8,000,000                   8,003,068

 3/26/99                                                  5.58                  8,000,000                   7,995,138

 5/19/99                                                  5.56                  10,000,000                  9,999,632

 6/15/99                                                  5.51                  8,000,000                   7,999,719

                                                                                                            104,979,982

Discount Notes - 4.8%

 1/15/99                                                  5.53                  15,000,000                  14,831,938

 2/16/99                                                  5.04                  21,000,000                  20,691,038

 4/30/99                                                  4.82                  8,000,000                   7,811,600

                                                                                                            43,334,576

                                                                                                            148,314,558

FREDDIE MAC - 18.5%

Agency Coupons - 3.9%

 11/21/98                                                 5.01 (a)              8,000,000                   7,996,520

 11/27/98                                                 5.54 (a)              6,000,000                   5,993,001

 3/12/99                                                  5.52                  6,000,000                   6,000,215

 8/13/99                                                  5.52                  15,000,000                  14,993,680

                                                                                                            34,983,416

Discount Notes - 14.6%

 11/12/98                                                 5.18                  13,000,000                  12,979,523

 11/13/98                                                 5.18                  5,000,000                   4,991,417

 12/7/98                                                  5.50                  15,201,000                  15,119,295

 12/21/98                                                 5.31                  29,263,000                  29,050,029

 1/7/99                                                   5.52                  20,000,000                  19,800,303

 1/22/99                                                  5.11                  8,000,000                   7,908,251

 1/26/99                                                  5.12                  6,000,000                   5,927,760

 1/28/99                                                  5.13                  8,000,000                   7,901,440

 2/19/99                                                  5.27                  8,850,000                   8,710,465

 2/22/99                                                  5.30                  7,000,000                   6,886,074

FEDERAL AGENCIES - CONTINUED

DUE                                                      ANNUALIZED YIELD AT   PRINCIPAL                   VALUE
DATE                                                     TIME OF PURCHASE      AMOUNT                      (NOTE 1)

FREDDIE MAC - CONTINUED

Discount Notes - continued

 2/23/99                                                  5.30%                $ 4,000,000                 $ 3,934,387

 2/25/99                                                  5.08                  8,000,000                   7,871,627

                                                                                                            131,080,571

                                                                                                            166,063,987

STUDENT LOAN MARKETING ASSOC. - 0.6%

Agency Coupons - 0.6%

 2/10/99                                                  5.53                  5,000,000                   4,996,381

U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
GOVERNMENT GUARANTEED PARTICIPATION CERTIFICATES - 0.4%

Agency Coupons - 0.4%

 8/1/99                                                   4.75                  4,000,000                   4,091,968

TOTAL FEDERAL AGENCIES                                                                                      605,138,767



REPURCHASE AGREEMENTS - 32.7%

                                                  MATURITY
                                                  AMOUNT

In a joint trading account (Notes 2 and 3:
(U.S. Government Obligations) dated:

8/12/98 due                                       $ 15,204,233                  15,000,000
11/10/98 At 5.57%

8/25/98 due                                        20,207,328                   20,000,000
11/2/98 At 5.57%

9/2/98 due                                         8,192,409                    8,000,000
2/10/99 At 5.48%

9/3/98 due:

11/9/98 At 5.52%                                   12,121,440                   12,000,000

12/2/98 At 5.5%                                    16,217,556                   16,000,000

10/1/98 due                                        37,168,545                   37,000,000
11/2/98 At 5.29%

10/5/98 due:

11/4/98 At 5.3%                                    12,051,233                   12,000,000

12/7/98 At 5.2%                                    16,143,289                   16,000,000

10/7/98 due                                        14,055,650                   14,000,000
11/4/98 At 5.3%

10/8/98 due                                        8,036,167                    8,000,000
11/9/98 At 5.25%

REPURCHASE AGREEMENTS - CONTINUED

                                                  MATURITY                     VALUE
                                                  AMOUNT                       (NOTE 1)

In a joint trading account (Notes 2 and 3):
(U.S. Government Obligations) dated: - continued

10/15/98 due:

2/10/99 At 5.1%                                   $ 20,325,833                 $ 20,000,000

2/12/99 At 5.1%                                    13,215,475                   13,000,000

10/16/98 due                                       21,289,520                   21,000,000
1/20/99 At 5.28%

10/19/98 due                                       25,516,375                   25,000,000
3/22/99 At 4.86%

10/22/98 due                                       8,058,800                    8,000,000
12/16/98 At 4.9%

10/26/98 due:

12/28/98 At 4.9%                                   16,135,022                   16,000,000

1/25/99 At 5%                                      2,024,722                    2,000,000

10/30/98 due                                       31,297,807                   31,288,000
11/2/98 At 5.64%

TOTAL REPURCHASE AGREEMENTS                                      294,288,000

TOTAL INVESTMENTS - 100%                                        $ 899,426,767


Total Cost for Income Tax Purposes $  899,426,767
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
INCOME TAX INFORMATION
At April 30, 1998, the fund had a capital loss carryforward of approximately $152,000 of which $1,000, $10,000, $52,000, $53,000 and
$36,000 will expire on April 30, 1999, 2001, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                         OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                $ 899,426,767
AGREEMENTS OF $294,288,000) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                          3,013,424

INTEREST RECEIVABLE                                                      4,097,658

 TOTAL ASSETS                                                            906,537,849

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                  $ 2,218

PAYABLE FOR INVESTMENTS PURCHASED                           15,996,000

PAYABLE FOR FUND SHARES REDEEMED                            5,267,761

DISTRIBUTIONS PAYABLE                                       261,617

ACCRUED MANAGEMENT FEE                                      335,052

OTHER PAYABLES AND ACCRUED EXPENSES                         11,746

 TOTAL LIABILITIES                                                       21,874,394

NET ASSETS                                                              $ 884,663,455

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 884,797,566

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (134,111)

NET ASSETS, FOR 884,797,566 SHARES OUTSTANDING                          $ 884,663,455

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($884,663,455 (DIVIDED BY) 884,797,566 SHARES)



STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 22,582,317

EXPENSES

MANAGEMENT FEE                                         $ 1,819,300

 EXPENSE REDUCTIONS                                     (17,661)     1,801,639

NET INTEREST INCOME                                                  20,780,678

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              18,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 20,798,734



STATEMENT OF CHANGES IN NET ASSETS
                                                          SIX MONTHS ENDED   YEAR ENDED
                                                          OCTOBER 31, 1998   APRIL 30,
                                                          (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 20,780,678       $ 41,528,087
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  18,056             10,320

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           20,798,734         41,538,407
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (20,780,678)       (41,528,087)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   486,449,656        967,377,589
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    19,757,769         39,942,463

 COST OF SHARES REDEEMED                                   (394,733,666)      (1,049,909,665)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           111,473,759        (42,589,613)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  111,491,815        (42,579,293)

NET ASSETS

 BEGINNING OF PERIOD                                       773,171,640        815,750,933

 END OF PERIOD                                            $ 884,663,455      $ 773,171,640




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                YEARS ENDED APRIL 30,
                              OCTOBER 31, 1998

                              (UNAUDITED)        1998       1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .026               .052       .050       .054       .047       .029
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.026)             (.052)     (.050)     (.054)     (.047)     (.029)
 INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B, C              2.61%              5.37%      5.16%      5.52%      4.79%      2.89%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 884,663          $ 773,172  $ 815,751  $ 761,475  $ 707,194  $ 780,295
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .45% A             .45%       .45%       .45%       .45%       .45% D
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .45% A             .45%       .45%       .41% E     .45%       .45%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          5.13% A            5.24%      5.02%      5.42%      4.67%      2.85%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Government Money Market (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness
has been reviewed and found satisfactory by FMR.   The investments in
repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED AUGUST 12, 1998, DUE NOVEMBER 10, 1998                   AT 5.57%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $140,000,000
Aggregate maturity amount of agreements                        $141,949,500
Aggregate market value of transferred assets                   $144,636,915
Coupon rates of transferred assets                             0%
Maturity dates of transferred assets                           1/1/19 to 11/1/37

DATED AUGUST 25, 1998, DUE NOVEMBER 2, 1998                    AT 5.57%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $100,000,000
Aggregate maturity amount of agreements                        $101,067,583
Aggregate market value of transferred assets                   $103,050,852
Coupon rates of transferred assets                             0%
Maturity dates of transferred assets                           2/2/02 to 6/1/28

DATED SEPTEMBER 2, 1998, DUE FEBRUARY 10, 1999                 AT 5.48%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $100,000,000
Aggregate maturity amount of agreements                        $102,450,778
Aggregate market value of transferred assets                   $102,368,756
Coupon rates of transferred assets                             6.13%
Maturity dates of transferred assets                           12/1/33 to 4/1/34

3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED

DATED SEPTEMBER 3, 1998, DUE NOVEMBER 9, 1998                  AT 5.52%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $50,000,000
Aggregate maturity amount of agreements                        $50,702,722
Aggregate market value of transferred assets                   $51,453,284
Coupon rates of transferred assets                             5.50% to 8%
Maturity dates of transferred assets                           12/1/06 to 10/1/28

DATED SEPTEMBER 3, 1998, DUE DECEMBER 2, 1998                  AT 5.50%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $200,000,000
Aggregate maturity amount of agreements                        $202,750,000
Aggregate market value of transferred assets                   $206,012,738
Coupon rates of transferred assets                             6.50%
Maturity dates of transferred assets                           5/1/00 to 5/1/34

DATED OCTOBER 1, 1998, DUE NOVEMBER 2, 1998                    AT 5.29%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $250,000,000
Aggregate maturity amount of agreements                        $251,175,556
Aggregate market value of transferred assets                   $255,780,245
Coupon rates of transferred assets                             0% to 9.24%
Maturity dates of transferred assets                           5/1/14 to 8/1/34

DATED OCTOBER 5, 1998, DUE NOVEMBER 4, 1998                    AT 5.30%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $70,000,000
Aggregate maturity amount of agreements                        $70,309,167
Aggregate market value of transferred assets                   $71,707,669
Coupon rates of transferred assets                             0%
Maturity dates of transferred assets                           5/1/19 to 11/1/37

3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED

DATED OCTOBER 5, 1998, DUE DECEMBER 7, 1998                    AT 5.20%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $200,000,000
Aggregate maturity amount of agreements                        $201,820,000
Aggregate market value of transferred assets                   $204,000,000
Coupon rates of transferred assets                             5.93% to 7.76%
Maturity dates of transferred assets                           6/1/21 to 2/1/37

DATED OCTOBER 7, 1998, DUE NOVEMBER 4, 1998                    AT 5.30%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $200,000,000
Aggregate maturity amount of agreements                        $200,824,444
Aggregate market value of transferred assets                   $204,727,978
Coupon rates of transferred assets                             8% to 8.5%
Maturity dates of transferred assets                           5/5/16 to 10/1/28

DATED OCTOBER 8, 1998, DUE NOVEMBER 9, 1998                    AT 5.25%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $100,000,000
Aggregate maturity amount of agreements                        $100,466,667
Aggregate market value of transferred assets                   $102,000,000
Coupon rates of transferred assets                             5.93% to 7.76%
Maturity dates of transferred assets                           6/1/21 to 2/1/37

DATED OCTOBER 15, 1998, DUE FEBRUARY 10, 1999                  AT 5.10%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $250,000,000
Aggregate maturity amount of agreements                        $254,179,167
Aggregate market value of transferred assets                   $271,216,365
Coupon rates of transferred assets                             8%
Maturity dates of transferred assets                           1/15/01 to 9/15/28

3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED

DATED OCTOBER 15, 1998, DUE FEBRUARY 12, 1999                  AT 5.10%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $150,000,000
Aggregate maturity amount of agreements                        $152,550,000
Aggregate market value of transferred assets                   $154,424,269
Coupon rates of transferred assets                             6% to 6.50%
Maturity dates of transferred assets                           1/1/28 to 10/1/28

DATED OCTOBER 16, 1998, DUE JANUARY 20, 1999                   AT 5.28%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $70,000,000
Aggregate maturity amount of agreements                        $70,985,600
Aggregate market value of transferred assets                   $71,707,669
Coupon rates of transferred assets                             0%
Maturity dates of transferred assets                           5/1/19 to 11/1/37

DATED OCTOBER 19, 1998, DUE MARCH 22, 1999                     AT 4.86%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $200,000,000
Aggregate maturity amount of agreements                        $204,158,000
Aggregate market value of transferred assets                   $205,691,711
Coupon rates of transferred assets                             6% to 6.50%
Maturity dates of transferred assets                           11/1/24 to 10/1/28

DATED OCTOBER 22, 1998, DUE DECEMBER 16, 1998                  AT 4.90%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $100,000,000
Aggregate maturity amount of agreements                        $100,748,611
Aggregate market value of transferred assets                   $102,091,811
Coupon rates of transferred assets                             5.50% to 11%
Maturity dates of transferred assets                           12/1/99 to 5/1/29

3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED

DATED OCTOBER 26, 1998, DUE DECEMBER 28, 1998                  AT 4.90%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $200,000,000
Aggregate maturity amount of agreements                        $201,715,000
Aggregate market value of transferred assets                   $204,183,623
Coupon rates of transferred assets                             5.50% to 11%
Maturity dates of transferred assets                           12/1/99 to 5/1/29

DATED OCTOBER 26, 1998, DUE JANUARY 25, 1999                   AT 5.00%
Number of dealers or banks                                     1
Maximum amount with one dealer or bank                         100%
Aggregate principal amount of agreements                       $100,000,000
Aggregate maturity amount of agreements                        $101,263,889
Aggregate market value of transferred assets                   $102,511,499
Coupon rates of transferred assets                             0%
Maturity dates of transferred assets                           5/1/19 to 6/1/29

DATED OCTOBER 30 , 1998, DUE NOVEMBER 2, 1998                  AT 5.64%
Number of dealers or banks                                     4
Maximum amount with one dealer or bank                         52%
Aggregate principal amount of agreements                       $1,154,157,000
Aggregate maturity amount of agreements                        $1,154,699,624
Aggregate market value of transferred assets                   $1,183,248,675
Coupon rates of transferred assets                             0% to 12%
Maturity dates of transferred assets                           11/18/98 to 11/1/37


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $6,443 for the period.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $17,661 under these arrangements.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
SPU-SANN-1298  66791
1.538283.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)

U.S. TREASURY
MONEY MARKET
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1998

(FIDELTY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3    Ned Johnson on investing strategies.

PERFORMANCE           4    How the fund has done over time.

FUND TALK             6    The manager's review of fund
                           performance, strategy and outlook.

INVESTMENT CHANGES    8    A summary of major shifts in the fund's
                           investments over the past six months
                           and one year.

INVESTMENTS           9    A complete list of the fund's investments.

FINANCIAL STATEMENTS  11   Statements of assets and liabilities,
                           operations, and changes in net assets,
                           as well as financial highlights.

NOTES                 15   Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998    PAST 6  PAST 1  PAST 5  PAST 10
                                  MONTHS  YEAR    YEARS   YEARS

SPARTAN US TREASURY MONEY MARKET  2.46%   5.01%   26.08%  67.89%

100% US Treasury Money Market     2.33%   4.77%   24.90%  65.22%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the 100% U.S. Treasury money market funds average which reflects the performance of 100% U.S. Treasury money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 35 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 1  PAST 5  PAST 10
                                       YEAR    YEARS   YEARS

SPARTAN US TREASURY MONEY MARKET       5.01%   4.74%   5.32%

100% US Treasury Money Market          4.77%   4.54%   5.13%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                         11/3/98   7/28/98  4/28/98  2/3/98   10/28/97

Spartan U.S. Treasury    4.60%     4.89%    4.94%    4.99%    4.92%
Money Market Fund

100% US Treasury Money   4.16%     4.64%    4.69%    4.70%    4.68%
Market Funds Average

                         10/28/98  7/29/98  4/29/98  1/28/98  10/29/97

MMDA                     2.45%     2.54%    2.52%    2.55%    2.65%


Row: 1, Col: 1, Value: 4.6
Row: 1, Col: 2, Value: 4.16
Row: 1, Col: 3, Value: 2.45
Row: 2, Col: 1, Value: 4.89
Row: 2, Col: 2, Value: 4.64
Row: 2, Col: 3, Value: 2.54
Row: 3, Col: 1, Value: 4.94
Row: 3, Col: 2, Value: 4.69
Row: 3, Col: 3, Value: 2.52
Row: 4, Col: 1, Value: 4.99
Row: 4, Col: 2, Value: 4.7
Row: 4, Col: 3, Value: 2.55
Row: 5, Col: 1, Value: 4.92
Row: 5, Col: 2, Value: 4.68
Row: 5, Col: 3, Value: 2.65
Spartan U.S. Treasury
Money Market Fund
100% US Treasury
Money Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the 100% U.S. Treasury money market funds average and the bank money market deposit account (MMDA) average. Figures for the 100% U.S. Treasury money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).
COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.
(checkmark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Treasury Money Market Fund
Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE AT THE START OF THE SIX-MONTH PERIOD THAT ENDED OCTOBER 31, 1998?
A. At the beginning of the period, the Federal Reserve Board was biased toward raising short-term interest rates in order to slow economic growth and head off inflation. Real GDP - gross domestic product adjusted for inflation - grew at an annual rate of 3.5% in the four quarters that ended June 30, 1998, well above the non-inflationary trend rate of 2% to 2.5% - the rate above which inflation is expected to occur. An above-trend growth rate coupled with a tight labor market - which usually leads to increased wage costs that are passed on to the consumer in the form of price increases - led the Fed to be concerned about rising inflation. However, falling commodity prices and slowdowns in the manufacturing and export sectors due to the economic crises in Asia helped subdue inflation.
Q. BUT MORE RECENTLY, THE MARKETS HAVE BEEN IN TURMOIL . . .
A. That's right. The event that triggered volatility in global markets over the past three months was Russia's default on some of its debt and concurrent devaluation of the ruble in mid-August. Concern about economies in other emerging markets and the worldwide banking system evolved from those events, and fears about the impact of the collapse of a large hedge fund further rocked the markets in late September. Investors around the world quickly reacted by liquidating investments that seemed to carry risk, re-allocating them to U.S. Treasury securities in a flight to quality. Yields on Treasuries fell - and their prices rose - extremely sharply. Into the fray stepped the Fed, lowering key short-term interest rates at its September meeting, and in a surprise move, again on October 15.
Q. WHAT WAS THE RATIONALE THAT CAUSED THE FED TO SHIFT FROM A BIAS TOWARD RAISING RATES TO LOWERING THEM TWO TIMES?
A. At its September meeting, the Fed cited the need to cushion domestic growth against the effects of weakness abroad, and added that domestic financial conditions were not as accommodating for sustained growth in the economy. The Fed's October reduction - which, for the first time in many years, was announced between meetings of its Open Market Committee - appeared to be in response to fears that a "credit crunch" - where lenders hold back from both worthy and unworthy borrowers - might develop after this string of events. Since the Fed's second move, it seems as if stability is returning to world markets.
Q. WHAT STRATEGY DID YOU PURSUE DURING THE PERIOD?
A. The fund's average maturity ranged from 60 to 85 days and generally was longer than the average of its peers. A longer average maturity generally is an indication that falling interest rates are expected. That wasn't necessarily the case for the whole period. Earlier on, with a neutral outlook toward the direction of interest rates, I invested in longer-term money market securities because they offered the best value. Of course, when we entered a period of interest-rate decreases, I looked for opportunities to extend the average maturity and lock in attractive rates because it appeared they'd fall again.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on October 31, 1998, was 4.59%, compared to 4.94% six months ago. For the six months that ended October 31, 1998, the fund had a total return of 2.46%, compared to 2.33% for the U.S. Treasury money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK AS 1998 WINDS DOWN AND WE HEAD INTO 1999?
A. There is a great deal of uncertainty in the financial markets. The Fed's approach - and its effects on the markets - will depend on two main factors: U.S. economic activity and the behavior of world financial markets. Normally, we would only look to the former when trying to discern Fed policy; historically, the U.S. economy has been its primary focus. With respect to the U.S. economy, market indicators are showing increasing signs of a slowdown, inflation remains benign and unemployment has risen slightly. All of these variables support the idea of a further reduction in interest rates by the Fed. More recently, the risk of systemic problems in worldwide financial markets has exerted considerable influence on Fed policy. Those risks, if anything, would be lessened by a further reduction in rates. Looking ahead, I believe the Fed is poised to respond to a faltering economy or renewed uncertainty in the financial markets. As I said, I think the odds are that rates could move lower over the next six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: INCOME WHILE
MAINTAINING A STABLE $1
SHARE PRICE BY INVESTING IN
U.S. TREASURY MONEY MARKET
SECURITIES WHOSE INTEREST IS FREE
FROM STATE AND LOCAL TAXES
FUND NUMBER: 415
TRADING SYMBOL: FDLXX
START DATE: JANUARY 5, 1988
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $2.1 BILLION
MANAGER: ROBERT LITTERST, SINCE
1997; MANAGER, SEVERAL FIDELITY
AND SPARTAN TAXABLE MONEY
MARKET FUNDS; JOINED FIDELITY
IN 1991
(CHECKMARK)


INVESTMENT CHANGES




MATURITY DIVERSIFICATION

DAYS                      % OF FUND'S   % OF FUND'S   % OF FUND'S
                          INVESTMENTS   INVESTMENTS   INVESTMENTS
                          10/31/98      4/30/98       10/31/97

  0 - 30                   24            20            26

 31 - 90                   23            32            37

 91 - 180                  48            43            33

181 - 397                  5             5             4

WEIGHTED AVERAGE MATURITY

                                 10/31/98  4/30/98  10/31/97

Spartan U.S. Treasury            74 DAYS   81 Days  78 Days
Money Market Fund

100% U.S. Treasury Money Market  74 DAYS   65 Days  65 Days
Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
Row: 1, Col: 1, Value: 76.0
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 1, Value: 93.0
Row: 1, Col: 2, Value: 7.0
U.S. Treasury
bills 24%
U.S. Treasury
notes 76%
U.S. Treasury
bills 7%
U.S. Treasury
notes 93%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



U.S. TREASURY OBLIGATIONS - 100.0%

DUE                                                  ANNUALIZED YIELD AT   PRINCIPAL AMOUNT                VALUE (NOTE 1)
DATE                                                 TIME OF PURCHASE      (000S)                          (000S)

U.S. TREASURY BILLS - 24.2%

 11/5/98                                              5.25%                $ 30,186                        $ 30,169

 11/12/98                                             5.31                  49,815                          49,736

 11/19/98                                             5.26                  57,000                          56,854

 12/3/98                                              5.25                  25,000                          24,886

 12/3/98                                              5.26                  25,000                          24,886

 12/10/98                                             5.24                  17,000                          16,906

 12/10/98                                             5.31                  21,810                          21,688

 1/7/99                                               4.44                  40,000                          39,673

 1/14/99                                              4.31                  9,215                           9,134

 1/14/99                                              4.46                  32,000                          31,711

 1/21/99                                              4.44                  134,000                         132,720

 1/21/99                                              4.58                  6,000                           5,940

 2/18/99                                              5.12                  30,000                          29,546

 4/29/99                                              4.25                  20,000                          19,586

                                                                                                            493,435

U.S. TREASURY NOTES - 59.6%

 11/15/98                                             4.71                  1,893                           1,893

 11/15/98                                             4.81                  39,069                          39,075

 11/30/98                                             4.09                  800                             801

 11/30/98                                             5.16                  30,000                          30,008

 11/30/98                                             5.20                  50,000                          50,011

 11/30/98                                             5.23                  65,000                          65,014

 11/30/98                                             5.24                  30,000                          30,006

 1/15/99                                              4.92                  56,000                          56,144

 1/15/99                                              4.94                  73,000                          73,186

 1/15/99                                              4.99                  32,000                          32,078

 1/31/99                                              4.86                  25,000                          24,997

 1/31/99                                              4.91                  130,000                         130,248

 1/31/99                                              4.94                  32,000                          32,059

 1/31/99                                              5.09                  35,000                          35,051

 1/31/99                                              5.25                  20,000                          20,023

 1/31/99                                              5.27                  30,000                          30,033

 2/15/99                                              4.64                  82,480                          83,423

 2/15/99                                              5.13                  54,771                          54,727

 2/28/99                                              4.32                  34,185                          34,297

 2/28/99                                              4.35                  4,168                           4,181

 2/28/99                                              4.36                  8,115                           8,141

 2/28/99                                              4.46                  40,090                          40,252

 2/28/99                                              4.47                  14,343                          14,401

 2/28/99                                              4.52                  105,000                         105,405

U.S. TREASURY OBLIGATIONS - CONTINUED

DUE                                                  ANNUALIZED YIELD AT   PRINCIPAL AMOUNT                VALUE (NOTE 1)
DATE                                                 TIME OF PURCHASE      (000S)                          (000S)

U.S. TREASURY NOTES - CONTINUED

 2/28/99                                              4.57%                $ 18,000                        $ 18,066

 2/28/99                                              5.03                  30,000                          30,068

 2/28/99                                              5.04                  32,000                          32,072

 4/15/99                                              4.45                  105,500                         106,669

 4/30/99                                              4.26                  33,000                          33,354

                                                                                                            1,215,683

U.S. TREASURY NOTES - INTEREST ONLY STRIPS - 0.7%

 5/15/99                                              4.36                  15,000                          14,652

U.S. TREASURY NOTES - PRINCIPAL ONLY STRIPS - 15.5%

 11/15/98                                             5.20                  35,000                          34,927

 11/15/98                                             5.22                  40,000                          39,917

 11/15/98                                             5.23                  3,259                           3,252

 11/15/98                                             5.40                  25,000                          24,942

 11/15/98                                             5.65                  15,000                          14,973

 11/15/98                                             5.70                  30,000                          29,943

 2/15/99                                              4.62                  6,000                           5,919

 2/15/99                                              4.65                  19,000                          18,751

 2/15/99                                              5.30                  30,000                          29,539

 2/15/99                                              5.32                  30,000                          29,537

 2/15/99                                              5.33                  15,000                          14,768

 2/15/99                                              5.45                  10,000                          9,846

 2/15/99                                              5.51                  10,000                          9,845

 5/15/99                                              4.30                  14,000                          13,678

 5/15/99                                              5.00                  10,000                          9,735

 5/15/99                                              5.42                  11,247                          10,928

 8/15/99                                              5.01                  16,000                          15,388

                                                                                                            315,888

TOTAL INVESTMENTS - 100%                                                                                  $ 2,039,658

Total Cost for Income Tax Purposes                                                                        $ 2,039,658


INCOME TAX INFORMATION
At April 30, 1998, the fund had a capital loss carryforward of approximately $55,000 of which $8,000 and $47,000 will expire on April 30, 2002 and 2004, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                          OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                                    $ 2,039,658
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                          638,051

RECEIVABLE FOR FUND SHARES SOLD                                                          5,118

INTEREST RECEIVABLE                                                                      26,912

 TOTAL ASSETS                                                                            2,709,739

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                            $ 495,386

PAYABLE FOR FUND SHARES REDEEMED                                              9,868

DISTRIBUTIONS PAYABLE                                                         463

ACCRUED MANAGEMENT FEE                                                        802

PAYABLE FOR REVERSE REPURCHASE AGREEMENTS                                     56,857

OTHER PAYABLES AND ACCRUED EXPENSES                                           41

 TOTAL LIABILITIES                                                                       563,417

NET ASSETS                                                                              $ 2,146,322

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                         $ 2,146,364

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                      (42)

NET ASSETS, FOR 2,146,233 SHARES OUTSTANDING                                            $ 2,146,322

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                                 $1.00
SHARE ($2,146,322 (DIVIDED BY) 2,146,233 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INTEREST INCOME                                                               $ 51,943

EXPENSES

MANAGEMENT FEE                                                       $ 4,393

NON-INTERESTED TRUSTEES' COMPENSATION                                 4

INTEREST                                                              273

 TOTAL EXPENSES BEFORE REDUCTIONS                                     4,670

 EXPENSE REDUCTIONS                                                   (60)     4,610

NET INTEREST INCOME                                                            47,333

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                        30

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 47,363



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED   YEAR ENDED
                                                          OCTOBER 31, 1998   APRIL 30,
                                                          (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 47,333           $ 93,767
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  30                 170

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           47,363             93,937
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (47,333)           (93,767)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   1,025,545          1,866,456
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    44,931             90,721

 COST OF SHARES REDEEMED                                   (836,702)          (1,955,761)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          233,774            1,416
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  233,804            1,586

NET ASSETS

 BEGINNING OF PERIOD                                       1,912,518          1,910,932

 END OF PERIOD                                            $ 2,146,322        $ 1,912,518







FINANCIAL HIGHLIGHTS
                             SIX MONTHS ENDED    YEARS ENDED APRIL 30,     NINE MONTHS   YEARS ENDED JULY 31,
                             OCTOBER 31, 1998                              ENDED
                                                                           APRIL 30,

                             (UNAUDITED)        1998     1997     1996     1995        1994     1993
SELECTED PER-SHARE DATA
NET ASSET VALUE,              $ 1.000           $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                    .024              .050     .048     .051     .036        .030     .028
INVESTMENT
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.024)            (.050)   (.048)   (.051)   (.036)      (.030)   (.028)
 INCOME

NET ASSET VALUE,              $ 1.000           $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000
END OF PERIOD

TOTAL RETURN B, C              2.46%             5.08%    4.92%    5.25%    3.66%       2.99%    2.87%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 2,146           $ 1,913  $ 1,911  $ 1,795  $ 1,678     $ 1,556  $ 1,749
END OF PERIOD
(IN MILLIONS)

RATIO OF EXPENSES TO           .48% A            .46%     .45%     .45%     .45% A, D   .45% D   .42% D
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .47% A, E         .46%     .45%     .43% E   .45% A      .45%     .42%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET                   4.85% A            4.96%    4.82%    5.14%    4.85% A     2.94%    2.85%
INTEREST INCOME TO
AVERAGE NET ASSETS


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. On October 31, 1998, the following reverse repurchase agreements were outstanding:

DATE                            MATURITY    COLLATERAL  COLLATERAL          COLLATERAL
ENTERED     AMOUNT      RATE    DATE        AMOUNT      TYPE MATURITY       DATE
10/30/98    $56,857,000 4%      11/2/98     $57,000,000 U.S. Treasury Bills Nov. 19,1998


3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $13,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into an arrangement on behalf of the fund with the fund's transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $60,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES

TMM-SANN-1298   66944
1.538317.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
COrporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com